INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2024
Disclosure of investment securities [abstract]
INVESTMENT SECURITIES

NOTE 9 – INVESTMENT SECURITIES

Balances of investment securities comprise the following as of December 31, 2024 and 2023:

	Note	December 31, 2024		December 31, 2023

Investments in debt securities mandatorily at FVTPL	9.1	Ps.	1,425	Ps.	1,889
Investments in debt securities at FVOCI	9.2		27,050,198		23,326,776
Investments in debt securities at amortized cost	9.3		10,708,367		9,996,561
Investments in equity securities at FVOCI	9.4		1,421,303		1,117,349
		Ps.	39,181,293	Ps.	34,442,575

Loss impairment
Investments in debt securities at amortized cost	4.1.5	Ps.	(18,675)	Ps.	(16,882)
		Ps.	(18,675)	Ps.	(16,882)
Total investment securities net		Ps.	39,162,618	Ps.	34,425,693

9.1 Investments in debt securities mandatorily at FVTPL

The following table includes investments on asset-backed securities mandatorily at FVTPL because the contractual cash flows of these securities are not SPPI on the principal outstanding:

	December 31, 2024		December 31, 2023

Others	Ps.	1,425	Ps.	1,889
Total investments in debt securities mandatorily at FVTPL	Ps.	1,425	Ps.	1,889

9.2 Investments in debt securities at FVOCI

The following table includes investments in debt securities at FVOCI as of December 31, 2024 and 2023:

December 31, 2024

Debt securities	Cost		Unrealized Gain		Unrealized Losses			Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	19,278,224	Ps.	36,588	Ps.	(1,046,904)	Ps.	18,267,908	Ps.	11,761
Securities issued or secured by other Colombian Government entities		484,874		336		(22,465)		462,745		803
Securities issued or secured by foreign Governments		4,682,807		18,439		(198,436)		4,502,810		1,135
Securities issued or secured by central banks		251,079		32		(46,256)		204,855		97
Securities issued or secured by other financial entities		2,640,204		9,270		(22,691)		2,626,783		2,740
Securities issued or secured by non-financial sector entities		249,748		665		(753)		249,660		859
Others		771,824		715		(37,102)		735,437		915
Total debt securities at FVOCI	Ps.	28,358,760	Ps.	66,045	Ps.	(1,374,607)	Ps.	27,050,198	Ps.	18,310

December 31, 2023

Debt securities		Cost		Unrealized Gain		Unrealized Losses		Fair Value	ECL
Securities issued or secured by Colombian Government	Ps.	17,626,642	Ps.	146,608	Ps.	(982,457)	Ps.	16,790,793	Ps.	7,204
Securities issued or secured by other Colombian Government entities		898,373		6,213		(40,798)		863,788		1,183
Securities issued or secured by foreign Governments		2,717,651		6,385		(216,998)		2,507,038		611
Securities issued or secured by central banks		194,480		—		(48,991)		145,489		56
Securities issued or secured by other financial entities		2,159,892		19,370		(36,615)		2,142,647		2,398
Securities issued or secured by non-financial sector entities		215,877		156		(1,462)		214,571		822
Others		704,393		253		(42,196)		662,450		698
Total debt securities at FVOCI	Ps.	24,517,308	Ps.	178,985	Ps.	(1,369,517)	Ps.	23,326,776	Ps.	12,972

The following table shows amounts reclassified to profit or loss from OCI before taxes, related to fixed income investments debt securities measured at FVOCI:

	December 31, 2024		December 31, 2023
Redemptions or sales	Ps.	(130,219)	Ps.	(104,012)
ECL allowance		4,616		1,236
Total reclassified to profit or loss	Ps.	(125,603)	Ps.	(102,776)

9.3 Investments in debt securities at amortized cost

The following table includes investments in debt securities at amortized cost as of December 31, 2024 and 2023:

Debt securities	December 31, 2024		December 31, 2023
Securities issued or secured by Colombian Government	Ps.	2,553,693	Ps.	2,567,463
Securities issued or secured by other Colombian Government entities		5,563,208		5,112,355
Securities issued or secured by foreign Governments		30,655		26,515
Securities issued or secured by other financial entities		2,350,549		2,082,993
Securities issued or secured by non-financial sector entities		145,553		143,410
Others		64,709		63,825
Total debt securities at amortized cost	Ps.	10,708,367	Ps.	9,996,561

The following is a summary of investments in debt securities at amortized cost by maturity dates:

	December 31, 2024		December 31, 2023

Up to 1 month	Ps.	1,120,443	Ps.	927,454
More than 1 month and no more than 3 months		30,655		26,515
More than 3 months and no more than 1 year		7,016,333		6,765,886
More than 1 year and no more than 5 years		136,318		151,217
More than 5 years and no more than 10 years		68,447		2,098,299
More than 10 years		2,336,171		27,190
Total	Ps.	10,708,367	Ps.	9,996,561

9.3.1 Investment in debt at amortized cost securities pledged as collateral

The following is a list of debt securities at amortized cost that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks (See note 33).

	December 31,		December 31,
	2024		2023
Pledged as collateral in money market operations
Securities issued or secured by other Colombian Government entities	Ps.	685,394	Ps.	1,667,922
Securities issued or secured by Colombian Government		1,528,723		489,631
Securities issued or secured by non-financial sector entities		—		118,364
	Ps.	2,214,117	Ps.	2,275,917
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	1,173,348	Ps.	539,339
Securities issued or secured by other Colombian Government entities		688,891		393,634
	Ps.	1,862,239	Ps.	932,973
	Ps.	4,076,356	Ps.	3,208,890

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

9.4 Investments in equity securities at fair value through OCI

The following is the balance at December 31, 2024 and 2023:

December 31, 2024

	Cost		Unrealized Gain		Unrealized Losses		Fair Value
In Colombian Pesos
Corporate stock	Ps.	546,822	Ps.	832,222	Ps.	(2,799)	Ps.	1,376,245
In foreign currency
Corporate stock		50,213		4,423		(9,578)		45,058
Total equity securities	Ps.	597,035	Ps.	836,645	Ps.	(12,377)	Ps.	1,421,303

December 31, 2023

	Cost		Unrealized Gain		Unrealized Losses		Fair Value
In Colombian Pesos
Corporate Stock	Ps.	585,351	Ps.	121,018	Ps.	(33,137)	Ps.	673,232
In foreign currency
Corporate Stock		9,227		440,562		(5,672)		444,117
Total equity securities	Ps.	594,578	Ps.	561,580	Ps.	(38,809)	Ps.	1,117,349

Variations in fair values fundamentally reflect variations in the performance of companies and market conditions mainly due to changes in interest rates and other economic trends in the country where the investment is held. At December 31, 2024 and 2023 Grupo Aval considers that there is no indication of impairment.

The details of equity instruments through OCI as of December 31, 2024 and 2023 are as follows:

Entity (*)	December 31, 2024		December 31, 2023
Grupo Energía Bogotá S.A. E.S.P.	Ps.	1,159,729	Ps.	903,068
Mineros S.A.		101,483		43,765
Port operating companies		45,396		58,355
Holding Bursátil Regional S.A.(1)		40,942		45,085
Titularizadora Colombiana S.A.		31,451		26,453
Others		42,302		40,623
Total	Ps.	1,421,303	Ps.	1,117,349

(*)  These investments in equity securities have been designated as FVOCI considering that they represent strategic investments for Grupo Aval and therefore, they are not expected to be sold in a foreseeable future.

(1)   In the frame of the regional integration of the stock exchanges of Chile, Colombia and Peru, on November 14th 2023, a share exchange agreement was signed.

For the years ended December 31, 2024, and 2023, dividends are recognized for these equity investments in the amount of Ps. 148,452 and Ps. 126,274 respectively, were recognized in profit or loss in the “Other Income” line (see note 30).